SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other-than-temporary impairment loss for marketable securities
Inventory write-offs included in cost of revenues	3,267	3,867	2,324
Provision for estimated sales returns, credits, stock rotations and other customer rights	$ 2,687	1,537
Warranty term	1 year
Governmental grants received	$ 937	712	545
Bank deposits, weighted-average duration of deposits	1 year 6 months
Bank deposits, weighted-average time to maturity	1 year 1 month 6 days
Bad debt expenses			109
Write-off of bad debts	154	100
Severance expenses	$ 4,066	$ 4,259	$ 3,296
Anti-dilutive shares excluded from computation of earnings per share amount	1,938,808	1,166,488	981,750
Amortization of deferred contract costs	$ 8,568	$ 6,821
Deferred commission costs capitalized	15,596	12,640
Deferred revenues recognized	$ 98,500	91,555
Period of remaining service of deferred revenue	3 years
Commissions expenses recognized	$ 3,199	5,121	$ 10,171
Remaining performance obligations	$ 234,982	$ 222,094
Percentage of remaining performance obligation that will be recognized as revenue over the next 12 months to total remaining performance obligation as of balance sheet date	56.00%
Expected period of benefit	3 years 3 months 18 days
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage	94.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage	4.00%
S and P rating, BB- [Member]
Marketable securities, rating of investment portfolio percentage	2.00%
Israel [Member] | S and P, A Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	25.00%
Israel [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	32.00%
Israel [Member] | S and P, BBB+ Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	7.00%
The United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	45.00%
The United States [Member] | S and P, A Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	36.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	29.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	26.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	5 years
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	9 years
Customer support contracts, support period	3 years
Bank deposits, maximum contractual term	2 years